Loans and financings (Details 4) - USD ($) $ in Thousands	Dec. 31, 2022	Mar. 28, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current	$ 50,840	$ 128,470	$ 46,713
Non-current	1,618,419		1,652,602
Loans and financings	1,669,259		1,699,315	$ 2,024,314
Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Current	19,144
Non-current	1,191,828
Loans and financings	1,210,972		1,340,247
Ifrs london interbank offered rate libor [member]
IfrsStatementLineItems [Line Items]
Current	1,474
Non-current	88,937
Loans and financings	90,411		88,677
Brazilian national monetary council and brazil expected inflation plus spread tlp [member]
IfrsStatementLineItems [Line Items]
Current	14,348
Non-current	160,924
Loans and financings	175,272		170,324
Brazilian national bank for economic and social development brazilian system for clearance and custody [member]
IfrsStatementLineItems [Line Items]
Current	7,943
Non-current	19,853
Loans and financings	27,796		29,680
Interbank Deposit Certificate Rate Cdi [Member]
IfrsStatementLineItems [Line Items]
Current	2,369
Non-current	48,353
Loans and financings	50,722		51,316
S O F R [Member]
IfrsStatementLineItems [Line Items]
Current	1,657
Non-current	90,000
Loans and financings	91,657
Long term interest rate set by brazilian national monetary council [member]
IfrsStatementLineItems [Line Items]
Current	3,830
Non-current	18,524
Loans and financings	22,354		$ 19,071
Other floating interest rates [member]
IfrsStatementLineItems [Line Items]
Loans and financings	$ 75